FINANCIAL INSTRUMENTS (Details Textual) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Trade and other current receivables	$ 2,478	$ 2,679
Undrawn borrowing facilities			$ 50.0
Secured bank loans received	$ 408,144	396,509
Percentage of entity's revenue	49.00%
10% Change [Member]
Disclosure Of Financial Instruments [Line Items]
Increase (decrease) in net income	$ 40,700	39,200
First lien revolving credit facility [Member]
Disclosure Of Financial Instruments [Line Items]
Secured bank loans received	422,300	$ 414,800	$ 309.9	$ 330.0
Harmonized sales tax refunds [Member]
Disclosure Of Financial Instruments [Line Items]
Trade and other current receivables	$ 1,247				$ 2,068